Loss Per Share Attributable to Equity Holders of the Company	12 Months Ended
Mar. 31, 2022
Earnings per share [Abstract]
Loss per share attributable to equity holders of the Company
24	Loss per share attributable to equity holders of the Company

The basic loss per share is calculated as the loss for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares of the Company in issue during the year.

The diluted loss per share is calculated as the loss for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares used in the calculation which is the weighted average number of ordinary shares in issue plus the number of shares held under the share purchase warrants (2021: Nil).

The Company had no potentially dilutive ordinary shares in issue during the year.

	For the year ended March 31,
	2022	2021	2020
		(Restated)	(Restated)
Basic Loss Per Share Numerator

Loss for the year attributable to owners of the Company	$(14,419,972)	$(5,146,810)	$(1,419,299)

Diluted Loss Per Share Numerator
Loss for the year attributable to owners of the Company	$(14,419,972)	$(5,146,810)	$(1,419,299)

Basic Loss Per Share Denominator
Original shares:	11,650,205	11,421,393	11,421,393
Additions from actual events:
- Issuance of common stock, weighted	6,649,104	228,812	-
Basic weighted average shares outstanding	18,299,309	11,650,205	11,421,393

Diluted Loss Per Share Denominator
Diluted Weighted Average Shares Outstanding:	18,299,309	11,650,205	11,421,393

Loss Per Share
- Basic and diluted	$(0.79)	$(0.44)	$(0.12)
Weighted Average Shares Outstanding
- Basic and diluted	18,299,309	11,650,205	11,421,393

For the years ended March 31, 2022, the Group had 14,300,000 share purchase warrants outstanding which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share in the year presented, as their effects would have been anti-dilutive.